UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (1.9%)

Huntington Ingalls Industries, Inc.	23,200	$2,966,816

Spirit AeroSystems Holdings, Inc. Class A(NON)	75,300	3,192,720

		6,159,536
Airlines (4.3%)

Alaska Air Group, Inc.	59,500	4,188,800

Allegiant Travel Co.	18,500	2,968,695

JetBlue Airways Corp.(NON)(S)	314,000	6,691,340

		13,848,835
Auto components (5.4%)

Autoliv, Inc. (Sweden)(S)	23,403	2,405,360

Cooper Tire & Rubber Co.	131,400	4,790,844

Dana Holding Corp.	238,000	2,829,820

Lear Corp.	48,000	4,983,840

Tenneco, Inc.(NON)	67,800	2,590,638

		17,600,502
Banks (4.0%)

Comerica, Inc.	96,300	3,303,090

OFG Bancorp (Puerto Rico)(S)	470,000	2,641,400

PacWest Bancorp	64,000	2,349,440

Popular, Inc. (Puerto Rico)	71,960	1,809,074

Wilshire Bancorp, Inc.	270,900	2,868,831

		12,971,835
Biotechnology (4.5%)

Emergent BioSolutions, Inc.(NON)(S)	196,200	7,180,920

Myriad Genetics, Inc.(NON)(S)	118,000	4,598,460

United Therapeutics Corp.(NON)	22,100	2,722,278

		14,501,658
Capital markets (4.8%)

AllianceBernstein Holding LP	155,100	2,860,044

Associated Capital Group, Inc.(NON)	18,600	503,688

GAMCO Investors, Inc. Class A	18,600	540,888

Lazard, Ltd. Class A	46,500	1,673,535

OM Asset Management PLC (United Kingdom)	172,100	1,946,451

Piper Jaffray Cos.(NON)	46,400	1,577,600

SEI Investments Co.	116,200	4,559,688

Waddell & Reed Financial, Inc. Class A	76,922	2,110,740

		15,772,634
Chemicals (1.1%)

Cabot Corp.	86,800	3,501,512

		3,501,512
Commercial services and supplies (1.9%)

ACCO Brands Corp.(NON)	451,400	2,739,998

Deluxe Corp.(S)	45,800	2,560,220

Herman Miller, Inc.	40,500	1,037,610

		6,337,828
Communications equipment (4.9%)

ARRIS International PLC(NON)	167,600	4,268,772

Brocade Communications Systems, Inc.	732,000	5,841,360

F5 Networks, Inc.(NON)	27,300	2,560,194

Polycom, Inc.(NON)	324,154	3,303,129

		15,973,455
Construction and engineering (0.9%)

EMCOR Group, Inc.	67,400	3,080,180

		3,080,180
Containers and packaging (1.2%)

Owens-Illinois, Inc.(NON)	65,200	843,688

Packaging Corp. of America	62,700	3,187,041

		4,030,729
Diversified consumer services (4.8%)

Apollo Education Group, Inc. Class A(NON)	176,400	1,400,616

DeVry Education Group, Inc.(S)	89,400	1,779,060

H&R Block, Inc.(S)	121,426	4,134,555

Strayer Education, Inc.(NON)(S)	154,000	8,222,060

		15,536,291
Diversified financial services (2.3%)

FactSet Research Systems, Inc.	50,108	7,551,276

		7,551,276
Electric utilities (1.3%)

Westar Energy, Inc.	96,500	4,203,540

		4,203,540
Electronic equipment, instruments, and components (4.7%)

Arrow Electronics, Inc.(NON)	48,400	2,497,440

Ingram Micro, Inc. Class A	138,800	3,914,160

Jabil Circuit, Inc.	178,900	3,561,899

ScanSource, Inc.(NON)	102,500	3,216,450

Tech Data Corp.(NON)	32,800	2,046,720

		15,236,669
Energy equipment and services (0.7%)

Helmerich & Payne, Inc.	20,100	1,021,080

Oil States International, Inc.(NON)	40,600	1,146,138

		2,167,218
Food products (1.3%)

Pilgrim's Pride Corp.(S)	94,700	2,100,446

Sanderson Farms, Inc.	28,200	2,290,404

		4,390,850
Gas utilities (1.6%)

Atmos Energy Corp.	27,300	1,889,706

UGI Corp.	93,450	3,177,300

		5,067,006
Health-care equipment and supplies (3.2%)

Analogic Corp.	36,600	2,710,962

Greatbatch, Inc.(NON)	77,100	2,976,831

ResMed, Inc.	81,300	4,609,710

		10,297,503
Health-care providers and services (7.0%)

Chemed Corp.(S)	45,800	6,426,656

LHC Group, Inc.(NON)	45,700	1,732,944

MEDNAX, Inc.(NON)	59,000	4,098,140

Owens & Minor, Inc.(S)	87,000	3,014,550

Patterson Cos., Inc.	97,300	4,131,358

Select Medical Holdings Corp.(S)	350,100	3,336,453

		22,740,101
Health-care technology (0.4%)

Veeva Systems, Inc. Class A(NON)(S)	47,700	1,149,570

		1,149,570
Hotels, restaurants, and leisure (1.3%)

Cheesecake Factory, Inc. (The)	89,004	4,298,893

		4,298,893
Household products (0.2%)

Energizer Holdings, Inc.	21,800	698,472

		698,472
Insurance (5.5%)

Assurant, Inc.	45,400	3,691,474

Horace Mann Educators Corp.	139,100	4,273,152

Torchmark Corp.	48,400	2,630,056

Validus Holdings, Ltd.	116,800	5,167,232

W.R. Berkley Corp.	45,087	2,261,113

		18,023,027
Internet software and services (0.7%)

IAC/InterActive Corp.	41,629	2,162,210

		2,162,210
IT Services (3.4%)

CSG Systems International, Inc.(S)	158,400	5,534,496

ManTech International Corp. Class A	126,400	3,644,112

Syntel, Inc.(NON)	39,100	1,850,994

		11,029,602
Machinery (4.0%)

AGCO Corp.	33,928	1,654,669

Federal Signal Corp.	252,800	3,738,912

Hyster-Yale Materials Handling, Inc.	23,400	1,215,396

Oshkosh Corp.	88,654	2,919,376

Terex Corp.	24,600	551,040

Wabash National Corp.(NON)(S)	188,100	2,080,386

WABCO Holdings, Inc.(NON)	9,700	869,605

		13,029,384
Metals and mining (0.4%)

Commercial Metals Co.	88,300	1,229,136

		1,229,136
Multi-utilities (0.8%)

Vectren Corp.	62,900	2,631,736

		2,631,736
Multiline retail (0.8%)

Dillards, Inc. Class A(S)	36,500	2,569,965

		2,569,965
Paper and forest products (1.0%)

Domtar Corp.	102,300	3,299,175

		3,299,175
Personal products (0.6%)

Herbalife, Ltd.(NON)(S)	43,400	2,005,514

		2,005,514
Pharmaceuticals (0.4%)

Jazz Pharmaceuticals PLC(NON)	4,000	514,960

Lannett Co., Inc.(NON)(S)	29,700	757,647

		1,272,607
Professional services (2.6%)

ManpowerGroup, Inc.	16,700	1,275,045

Navigant Consulting, Inc.(NON)	237,100	3,743,809

Robert Half International, Inc.	23,300	1,019,841

RPX Corp.(NON)	210,000	2,431,800

		8,470,495
Real estate investment trusts (REITs) (0.6%)

Ryman Hospitality Properties	22,900	1,075,155

Xenia Hotels & Resorts, Inc.	61,200	895,356

		1,970,511
Real estate management and development (1.7%)

Jones Lang LaSalle, Inc.	40,000	5,628,800

		5,628,800
Road and rail (1.6%)

ArcBest Corp.	140,200	2,878,306

Landstar System, Inc.	40,900	2,348,069

		5,226,375
Semiconductors and semiconductor equipment (4.9%)

Lam Research Corp.(S)	75,668	5,432,206

Marvell Technology Group, Ltd.	170,700	1,510,695

Skyworks Solutions, Inc.	77,106	5,314,146

Teradyne, Inc.	198,100	3,849,083

		16,106,130
Specialty retail (6.6%)

Aaron's, Inc.	60,800	1,391,104

Ascena Retail Group, Inc.(NON)(S)	54,888	405,073

Cato Corp. (The) Class A	42,644	1,719,833

DSW, Inc. Class A	87,100	2,091,271

Express, Inc.(NON)(S)	71,800	1,217,728

GameStop Corp. Class A(S)	140,700	3,687,747

Hibbett Sports, Inc.(NON)(S)	37,200	1,196,352

Michaels Cos., Inc. (The)(NON)(S)	210,100	4,580,180

Select Comfort Corp.(NON)(S)	192,500	4,054,050

Zumiez, Inc.(NON)(S)	69,600	1,260,456

		21,603,794
Textiles, apparel, and luxury goods (0.3%)

Deckers Outdoor Corp.(NON)	20,156	996,916

		996,916

Total common stocks (cost $317,313,489)		$324,371,470

SHORT-TERM INVESTMENTS (18.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.53%(d)	58,538,935	$58,538,935

Putnam Short Term Investment Fund 0.39%(AFF)	2,229,734	2,229,734

Total short-term investments (cost $60,768,669)		$60,768,669

TOTAL INVESTMENTS

Total investments (cost $378,082,158)(b)		$385,140,139

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $325,576,577.
(b)	The aggregate identified cost on a tax basis is $377,629,353, resulting in gross unrealized appreciation and depreciation of $54,048,418 and $46,537,632, respectively, or net unrealized appreciation of $7,510,786.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$10,336,984	$47,176,841	$55,284,091	$2,661	$2,229,734
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $58,538,935, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $59,358,263.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$62,606,361	$—	$—
Consumer staples	7,094,836	—	—
Energy	2,167,218	—	—
Financials	61,918,083	—	—
Health care	49,961,439	—	—
Industrials	56,152,633	—	—
Information technology	60,508,066	—	—
Materials	12,060,552	—	—
Utilities	11,902,282	—	—
Total common stocks	324,371,470	—	—
Short-term investments	2,229,734	58,538,935	—

Totals by level	$326,601,204	$58,538,935	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016